Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund
Fund Summaries Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund
Investment Objective
The Fund’s investment objective is to seek after-tax total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges on page 21of this Prospectus and page 24 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund	Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund - Class A	Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund - Class C	Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund - Class I
Shareholder Fees Column [Text]	Class A	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	2.25%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund	Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund - Class A	Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund - Class C	Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund - Class I
Operating Expenses Column [Text]	Class A	Class C	Class I
Management Fees	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.10%	0.09%	0.10%
Total Annual Fund Operating Expenses	0.90%	1.64%	0.65%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expenses with Redemption
Expense Example Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund - Class A	Class A shares	315	506	712	1,308
Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund - Class C	Class C shares	267	517	892	1,944
Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund - Class I	Class I shares	66	208	362	810

Expenses without Redemption
Expense Example, No Redemption Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund - Class A	Class A shares	315	506	712	1,308
Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund - Class C	Class C shares	167	517	892	1,944
Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund - Class I	Class I shares	66	208	362	810

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 107% of the average value of its portfolio.
Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets in a diversified portfolio of municipal obligations that are exempt from regular federal income tax ( "Municipal Securities"), municipal obligations that are not exempt from regular federal income tax ("Taxable Municipal Securities "), direct obligations of the U.S. Treasury ("Treasury Securities") and/or obligations of U.S. Government agencies, instrumentalities and government-sponsored enterprises ("Agency Securities") (the "80% Policy"). Taxable Municipal Securities include obligations issued pursuant to the American Recovery and Reinvestment Act of 2009 ("the Act") or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support (any bonds so issued are considered "Build America Bonds "). When investing in Build America Bonds the Fund expects to invest in direct pay Build America Bonds and “principal only ” strips of tax credit Build America Bonds. Provisions of the Act relevant to the issuance of Build America Bonds expired on December 31, 2010 and, as such, issuance has ceased. The Fund normally invests in Municipal Securities and Taxable Municipal Securities rated in the two highest rating categories (those rated AA or higher by Standard & Poor’s Ratings Group ("S&P") or Fitch Ratings ("Fitch") or Aa or higher by Moody’s Investors Service, Inc. ("Moody’s")) or, if unrated, determined by the investment adviser to be of comparable quality at the time of purchase, but may also invest up to 30% of its net assets in Municipal Securities or Taxable Municipal Securities rated A at the time of purchase by S&P, Fitch or Moody’s or, if unrated, determined by the investment adviser to be of comparable quality. The Fund may continue to hold securities that are downgraded (including bonds downgraded to below investment grade credit quality, i.e. "junk bonds") if the investment adviser believes it would be advantageous to do so. The Fund will not invest in a Municipal Security the interest on which the Fund’s investment adviser believes is subject to the federal alternative minimum tax. For its investment in Municipal Securities, the Fund invests primarily in general obligation or revenue bonds. The Fund currently targets an average portfolio duration of approximately 2 - 4.5 years and an average weighted maturity of approximately 3 - 6 years but may invest in securities of any maturity or duration, and may in the future alter its maturity or duration target range. The Fund may use various techniques to shorten or lengthen its dollar weighted average duration, including the acquisition of municipal obligations at a premium or discount. The Fund may also invest in cash and cash equivalents.

In implementing the Fund’s investment strategy, the portfolio managers will identify certain benchmark ratios that the managers believe represent efficient pricing of Municipal Securities in relation to Taxable Municipal, Treasury and Agency Securities with similar durations. Such ratios are primarily a function of the respective yields of Municipal, Taxable Municipal, Treasury and Agency Securities. When the prices of Municipal Securities deviate from such benchmark ratios, the portfolio manager may deem such securities to be overvalued or undervalued in relation to Taxable Municipal, Treasury and Agency Securities, depending on the nature of the price deviation, and may adjust the Fund’s asset mix among Municipal, Taxable Municipal, Treasury and Agency Securities as deemed consistent with the Fund’s investment objective. The Fund’s Municipal/Taxable Municipal/ Treasury/Agency cross-over strategy is primarily quantitatively driven and generally will be implemented when pricing ratios so dictate, subject to market conditions and the ability to execute transactions in sufficient volume and at desired prices. Execution of the cross-over strategy may be affected if it is anticipated that there will be changes in tax rates or regulations governing Municipal Securities such that a change in relative yield relationships is likely, thereby causing a change in benchmark trading ratios. Allocation decisions will generally be influenced by a tax requirement that at least 50% of the Fund’s total assets be invested in Municipal Securities as of the end of each fiscal quarter in order to pass tax-exempt income to Fund shareholders. The portfolio managers generally will seek to enhance after-tax total return by actively engaging in relative value trading within the portfolio to take advantage of price appreciation opportunities in the markets for Municipal, Taxable Municipal, Treasury and Agency Securities.

The investment adviser’s process for selecting Municipal Securities for purchase and sale generally includes consideration of the creditworthiness of the issuer or person obligated to repay the obligation. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.

Principal Risks

Municipal Bond Market Risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds and the investment performance of the Fund may be more dependent on the analytical abilities of the investment adviser than would be the case for a stock fund or corporate bond fund. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may adversely affect the Fund’s ability to sell its bonds at attractive prices. In addition, municipal obligations can experience downturns in trading activity and the supply of municipal obligations may exceed the demand in the market. During such periods, the spread can widen between the price at which an obligation can be purchased and the price at which it can be sold. Less liquid obligations can become more difficult to value and be subject to erratic price movements. Economic and other events (whether real or perceived) can reduce the demand for certain investments or for investments generally, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Risk of U.S. Government-Sponsored Agencies. While certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and Fannie Mae) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.

Interest Rate Risk. As interest rates rise, the value of Fund shares is likely to decline. Conversely, when interest rates decline, the value of Fund shares is likely to rise. Obligations with longer maturities typically offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities. In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or "call" the obligation. In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.

Credit Risk. Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions. The value of a fixed income security also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments. In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes. Municipal obligations may be insured as to principal and interest payments. If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected. In the case of an insured bond, the bond’s rating will be deemed to be the higher of the rating assigned to the bond’s issuer or the insurer.

Risk Associated with Limited Issuance. Under the Act the ability of municipalities to issue Build America Bonds expired on December 31, 2010 and there can be no certainty as to whether future legislation will be enacted that would again permit such issuance. Since the enactment of the Act, approximately $180 billion in Build America Bonds has been issued by municipalities. Given the limited issuance of Build America Bonds, they may not be actively traded. In addition, illiquidity may negatively affect the value of the bonds.

Risks of Principal Only Investments. Principal only investments entitle the holder to receive par value of such investment if held to maturity. The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. The Fund will accrue income on these investments and is required to distribute that income each year. The Fund may be required to sell securities to obtain cash needed for such income distributions.

Tax Risk. Income from tax-exempt municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service, or non-compliant conduct of a bond issuer.

Risks Associated with Quantitative Management. The Fund relies on its investment adviser to achieve its investment objective. The investment adviser uses quantitative investment techniques and analyses in making investment decisions for the Fund, but there can be no assurance that these will achieve the desired results. The Fund's strategy is highly dependent on quantitatively-based pricing theories and valuation models that generally have not been independently tested or otherwise reviewed.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based municipal securities market indices. The returns in the bar chart are for Class I shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance is no guarantee of future results.

The Fund commenced operations on March 27, 2009 and is the successor to the operations of a private limited partnership (the "Predecessor Account"). The Predecessor Account was managed by Eaton Vance and had substantially the same investment objective, policies and strategies as the Fund. However, the Predecessor Account was not a mutual fund registered under the Investment Company of 1940 (the “1940 Act”) or a regulated investment under the Internal Revenue Code of 1986 (the “Code”), and therefore the Predecessor Account was not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and/or the Code. If such requirements were applicable to the Predecessor Account, the performance shown may have been adversely affected.

The performance of each Class for the period prior March 27, 2009 is that of the Predecessor Account. The performance of the Predecessor Account has been adjusted to reflect any applicable sales charge or contingent deferred sales charge but is not otherwise adjusted to reflect differences in the expenses between the Predecessor Account and each Class. If such an adjustment were made, performance would be different. The Fund’s performance after March 27, 2009 reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com .

During the ten years ended December 31, 2010, the highest quarterly total return for the Predecessor Account was 5.03% for the quarter ended December 31, 2008, and the lowest quarterly return for the Fund was –1. 88% for the quarter ended December 31, 2010. The year-to-date return through the end of the most recent calendar quarter (December 31, 2010 to March 31, 2011) was 0. 27% .
Average Annual Total Return as of December 31, 2010
Average Annual Total Returns Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Five Years	Ten Years
Return Before Taxes Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund - Class A	Class A Return Before Taxes		0.43%	3.98%	4.35%
Return Before Taxes Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund - Class C	Class C Return Before Taxes		0.93%	4.18%	4.46%
Return Before Taxes Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund - Class I	Class I Return Before Taxes		3.05%	4.55%	4.64%
Return After Taxes on Distributions Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund - Class I	Class I Return After Taxes on Distributions		2.67%
Return After Taxes on Distributions and the Sale Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund - Class I	Class I Return After Taxes on Distributions and the Sale of Class I Shares		2.40%
Barclays Capital 5 Year Municipal Bond Index	Barclays Capital 5 Year Municipal Bond Index	(reflects no deduction for fees, expenses or taxes)	3.40%	5.00%	4.81%
Barclays Capital Municipal Managed Money 1-7 Year Maturities Index	Barclays Capital Municipal Managed Money 1-7 Year Maturities Index	(reflects no deduction for fees, expenses or taxes)	2.79%	4.67%	4.52%

These returns reflect the maximum sales charge for Class A (2.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. The performance shown above for each Class for the period prior to March 27, 2009 (commencement of operations) is that of the Predecessor Account adjusted to reflect any applicable sales charge of the Class but not adjusted for any other differences in expenses. If adjusted for other expenses, returns would be different. Investors cannot invest directly in an Index. (Source for the Barclays Capital 5 Year Municipal Bond Index returns: Lipper, Inc. Source for Barclays Capital Municipal Managed Money 1-7 Year Maturities Index: Barclays Capital, Inc.)

After-Tax Return for the year ended December 31, 2010 is calculated using the highest historical individual federal income tax rates and does not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. After-Tax Returns are not shown for the Five Years and Ten Years ending December 31, 2010 because the Predecessor Account, unlike a registered investment company, was not required to make annual income distributions to its investors.

Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund
Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund
Investment Objective
The Fund’s investment objective is to seek after-tax total return.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 21 of this Prospectus and page 24 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund	Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund - Class A	Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund - Class C	Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund - Class I
Shareholder Fees Column [Text]	Class A	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	2.25%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund		Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund - Class A	Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund - Class C	Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund - Class I
Operating Expenses Column [Text]		Class A	Class C	Class I
Management Fees		0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses		0.78%	0.78%	0.78%
Total Annual Fund Operating Expenses		1.63%	2.38%	1.38%
Expense Reimbursement	[1]	(0.68%)	(0.68%)	(0.68%)
Total Annual Fund Operating Expenses After Expense Reimbursement		0.95%	1.70%	0.70%
[1]	The investment adviser and administrator have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 0.95% for Class A, 1.70% for Class C and 0.70% for Class I. This expense reimbursement will continue through May 31, 2013. Any amendments or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expenses, taxes or litigation expenses. Amounts reimbursed may be subject to recoupment during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expenses with Redemption
Expense Example Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund - Class A	Class A shares	320	594	962	1,999
Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund - Class C	Class C shares	273	609	1,144	2,609
Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund - Class I	Class I shares	72	299	621	1,535

Expenses without Redemption
Expense Example, No Redemption Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund - Class A	Class A shares	320	594	962	1,999
Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund - Class C	Class C shares	173	609	1,144	2,609
Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund - Class I	Class I shares	72	299	621	1,535

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 202% of the average value of its portfolio.
Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in a diversified portfolio of municipal obligations that are exempt from regular federal income tax (“Municipal Securities”), municipal obligations that are not exempt from regular federal income tax ("Taxable Municipal Securities"), direct obligations of the U.S. Treasury ("Treasury Securities") and/or obligations of U.S. Government agencies, instrumentalities and government-sponsored enterprises ("Agency Securities") (the "80% Policy"). Taxable Municipal Securities include obligations issued pursuant to the American Recovery and Reinvestment Act of 2009 ("the Act") or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support (any bonds so issued are considered “Build America Bonds”). When investing in Build America Bonds, the Fund expects to invest in direct pay Build America Bonds and "principal only" strips of tax credit Build America Bonds. Provisions of the Act relevant to the issuance of Build America Bonds expired on December 31, 2010 and, as such, issuance has ceased. The Fund normally invests in Municipal Securities and Taxable Municipal Securities rated in the two highest rating categories (which are those rated AA or higher by Standard & Poor’s Ratings Group ("S&P") or Fitch Ratings ("Fitch") or Aa or higher by Moody’s investors Service, Inc. ("Moody’s")) or, if unrated, determined by the investment adviser to be of comparable quality at the time of purchase, but may also invest up to 30% of its net assets in Municipal Securities or Taxable Municipal Securities rated A at the time of purchase by S&P, Fitch or Moody’s or, if unrated, determined by the investment adviser to be of comparable quality. The Fund may continue to hold securities that are downgraded (including bonds downgraded to below investment grade credit quality, i.e. "junk bonds") if the investment adviser believes it would be advantageous to do so. The Fund will not invest in a Municipal Security the interest on which the Fund’s investment adviser believes is subject to the federal alternative minimum tax. For its investment in Municipal Securities, the Fund invests primarily in general obligation or revenue bonds. The Fund currently targets an average portfolio duration of approximately 5 - 7 years and an average weighted maturity of approximately 5 - 13 years, but may invest in securities of any maturity or duration, and may in the future alter its maturity or duration target range. The Fund may use various techniques to shorten or lengthen its dollar weighted average duration, including the acquisition of municipal obligations at a premium or discount. The Fund may also invest in cash and cash equivalents.

In implementing the Fund’s investment strategy, the portfolio managers will identify certain benchmark ratios that the managers believe represent efficient pricing of Municipal Securities in relation to Taxable Municipal, Treasury and Agency Securities with similar durations. Such ratios are primarily a function of the respective yields of Municipal, Taxable Municipal, Treasury and Agency Securities. When the prices of Municipal Securities deviate from such benchmark ratios, the portfolio managers may deem such securities to be overvalued or undervalued in relation to Taxable Municipal, Treasury and Agency Securities, depending on the nature of the price deviation, and may adjust the Fund’s asset mix among Municipal, Taxable Municipal, Treasury and Agency Securities as deemed consistent with the Fund’s investment objective. The Fund’s Municipal/Taxable Municipal/Treasury/Agency cross-over strategy is primarily quantitatively driven and generally will be implemented when pricing ratios so dictate, subject to market conditions and the ability to execute transactions in sufficient volume and at desired prices. Execution of the cross-over strategy may be affected if it is anticipated that there will be changes in tax rates or regulations governing Municipal Securities such that a change in relative yield relationships is likely, thereby causing a change in benchmark trading ratios. Allocation decisions will generally be influenced by a tax requirement that at least 50% of the Fund’s total assets be invested in Municipal Securities as of the end of each fiscal quarter in order to pass tax-exempt income to Fund shareholders. The portfolio managers generally will seek to enhance after-tax total return by actively engaging in relative value trading within the portfolio to take advantage of price appreciation opportunities in the markets for Municipal, Taxable Municipal, Treasury and Agency Securities.

The investment adviser’s process for selecting Municipal Securities for purchase and sale also generally includes consideration of the creditworthiness of the issuer or other person obligated to repay the obligation. The investment adviser will consider ratings when making investment decisions and it performs its own credit and investment analysis while not relying exclusively on the ratings assigned by the rating services.

Principal Risks

Municipal Bond Market Risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds and the investment performance of the Fund may be more dependent on the analytical abilities of the investment adviser than would be the case for a stock fund or corporate bond fund. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may adversely affect the Fund’s ability to sell its bonds at attractive prices. In addition, municipal obligations can experience downturns in trading activity and the supply of municipal obligations may exceed the demand in the market. During such periods, the spread can widen between the price at which an obligation can be purchased and the price at which it can be sold. Less liquid obligations can become more difficult to value and be subject to erratic price movements. Economic and other events (whether real or perceived) can reduce the demand for certain investments or for investments generally, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Risk of U.S. Government-Sponsored Agencies. While certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and Fannie Mae) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.

Interest Rate Risk. As interest rates rise, the value of Fund shares is likely to decline. Conversely, when interest rates decline, the value of Fund shares is likely to rise. Obligations with longer maturities typically offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities. In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or "call" the obligation. In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.

Credit Risk. Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions. The value of a fixed income security also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments. In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes. Municipal obligations may be insured as to principal and interest payments. If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected. In the case of an insured bond, the bond’s rating will be deemed to be the higher of the rating assigned to the bond’s issuer or the insurer.

Risk Associated with Limited Issuance. Under the Act the ability of municipalities to issue Build America Bonds expired on December 31, 2010 and there can be no certainty as to whether future legislation will be enacted that would again permit such issuance. Since the enactment of the Act, approximately $180 billion in Build America Bonds has been issued by municipalities. Given the limited issuance of Build America Bonds, they may not be actively traded. In addition, illiquidity may negatively affect the value of the bonds.

Risks of Principal Only Investments. Principal only investments entitle the holder to receive par value of such investment if held to maturity. The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. The Fund will accrue income on these investments and is required to distribute that income each year. The Fund may be required to sell securities to obtain cash needed for such income distributions.

Tax Risk. Income from tax-exempt municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service, or non-compliant conduct of a bond issuer.

Risks Associated with Quantitative Management. The Fund relies on its investment adviser to achieve its investment objective. The investment adviser uses quantitative investment techniques and analyses in making investment decisions for the Fund, but there can be no assurance that these will achieve the desired results. The Fund's strategy is highly dependent on quantitatively-based pricing theories and valuation models that generally have not been independently tested or otherwise reviewed.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance
Performance history will be available for the Fund after the Fund has been in operation for one calendar year.
Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund
Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund
Investment Objective
The Fund’s investment objective is to seek after-tax total return.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 21 of this Prospectus and page 24 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund	Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund - Class A	Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund - Class C	Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund - Class I
Shareholder Fees Column [Text]	Class A	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund		Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund - Class A	Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund - Class C	Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund - Class I
Operating Expenses Column [Text]		Class A	Class C	Class I
Management Fees		0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses		7.27%	7.27%	7.27%
Total Annual Fund Operating Expenses		8.12%	8.87%	7.87%
Expense Reimbursement	[1]	(7.17%)	(7.17%)	(7.17%)
Total Annual Fund Operating Expenses After Expense Reimbursement		0.95%	1.70%	0.70%
[1]	The investment adviser and administrator have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 0.95% for Class A shares, 1.70% for Class C shares and 0.70% for Class I shares. This expense reimbursement will continue through May 31, 2013. Any amendments or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expenses, taxes or litigation expenses. Amounts reimbursed may be subject to recoupment during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expenses with Redemption
Expense Example Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund - Class A	Class A shares	567	1,488	3,060	6,581
Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund - Class C	Class C shares	273	1,280	3,030	6,845
Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund - Class I	Class I shares	72	990	2,606	6,256

Expenses without Redemption
Expense Example, No Redemption Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund - Class A	Class A shares	567	1,488	3,060	6,581
Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund - Class C	Class C shares	173	1,280	3,030	6,845
Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund - Class I	Class I shares	72	990	2,606	6,256

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 200% of the average value of its portfolio.
Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in a diversified portfolio of municipal obligations that are exempt from regular federal income tax ("Municipal Securities"), municipal obligations that are not exempt from regular federal income tax ("Taxable Municipal Securities"), direct obligations of the U.S. Treasury ("Treasury Securities") and/or obligations of U.S. Government agencies, instrumentalities and government-sponsored enterprises ("Agency Securities") (the "80% Policy"). Taxable Municipal Securities include obligations issued pursuant to the American Recovery and Reinvestment Act of 2009 ("the Act") or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support (any bonds so issued are considered “Build America Bonds”). When investing in Build America Bonds the Fund expects to invest in direct pay Build America Bonds and "principal only" strips of tax credit Build America Bonds. Provisions of the Act relevant to the issuance of Build America Bonds expired on December 31, 2010 and, as such, issuance has ceased. The Fund normally invests in Municipal Securities and Taxable Municipal Securities rated in the two highest rating categories (which are those rated AA or higher by Standard & Poor’s Ratings Group ("S&P") or Fitch Ratings ("Fitch") or Aa or higher by Moody’s investors Service, Inc. ("Moody’s")) or, if unrated, determined by the investment adviser to be of comparable quality at the time of purchase, but may also invest up to 30% of its net assets in Municipal Securities or Taxable Municipal Securities rated A at the time of purchase by S&P, Fitch or Moody’s or, if unrated, determined by the investment adviser to be of comparable quality. The Fund may continue to hold securities that are downgraded (including bonds downgraded to below investment grade credit quality, i.e. "junk bonds") if the investment adviser believes it would be advantageous to do so. The Fund will not invest in a Municipal Security the interest on which the Fund’s investment adviser believes is subject to the federal alternative minimum tax. For its investment in Municipal Securities, the Fund invests primarily in general obligation or revenue bonds. The Fund currently targets an average portfolio duration of approximately 7-10 years and an average weighted maturity of over 8 years, but may invest in securities of any maturity or duration, and may in the future alter its maturity or duration target range. The Fund may use various techniques to shorten or lengthen its dollar weighted average duration, including the acquisition of municipal obligations at a premium or discount. The Fund may also invest in cash and cash equivalents.

In implementing the Fund’s investment strategy, the portfolio managers will identify certain benchmark ratios that the managers believe represent efficient pricing of Municipal Securities in relation to Taxable Municipal, Treasury and Agency Securities with similar durations. Such ratios are primarily a function of the respective yields of Municipal, Taxable Municipal, Treasury and Agency Securities. When the prices of Municipal Securities deviate from such benchmark ratios, the portfolio managers may deem such securities to be overvalued or undervalued in relation to Taxable Municipal, Treasury and Agency Securities, depending on the nature of the price deviation, and may adjust the Fund’s asset mix among Municipal, Taxable Municipal, Treasury and Agency Securities as deemed consistent with the Fund’s investment objective. The Fund’s Municipal/Taxable Municipal/Treasury/Agency cross-over strategy is primarily quantitatively driven and generally will be implemented when pricing ratios so dictate, subject to market conditions and the ability to execute transactions in sufficient volume and at desired prices. Execution of the cross-over strategy may be affected if it is anticipated that there will be changes in tax rates or regulations governing Municipal Securities such that a change in relative yield relationships is likely, thereby causing a change in benchmark trading ratios. Allocation decisions will generally be influenced by a tax requirement that at least 50% of the Fund’s total assets be invested in Municipal Securities as of the end of each fiscal quarter in order to pass tax-exempt income to Fund shareholders. The portfolio managers generally will seek to enhance after-tax total return by actively engaging in relative value trading within the portfolio to take advantage of price appreciation opportunities in the markets for Municipal, Taxable Municipal, Treasury and Agency Securities.

The investment adviser’s process for selecting Municipal Securities for purchase and sale also generally includes consideration of the creditworthiness of the issuer or other person obligated to repay the obligation. The investment adviser will consider ratings when making investment decisions and it performs its own credit and investment analysis while not relying exclusively on the ratings assigned by the rating services.

Principal Risks

Municipal Bond Market Risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds and the investment performance of the Fund may be more dependent on the analytical abilities of the investment adviser than would be the case for a stock fund or corporate bond fund. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may adversely affect the Fund’s ability to sell its bonds at attractive prices. In addition, municipal obligations can experience downturns in trading activity and the supply of municipal obligations may exceed the demand in the market. During such periods, the spread can widen between the price at which an obligation can be purchased and the price at which it can be sold. Less liquid obligations can become more difficult to value and be subject to erratic price movements. Economic and other events (whether real or perceived) can reduce the demand for certain investments or for investments generally, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Risk of U.S. Government-Sponsored Agencies. While certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and Fannie Mae) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.

Interest Rate Risk. As interest rates rise, the value of Fund shares is likely to decline. Conversely, when interest rates decline, the value of Fund shares is likely to rise. Obligations with longer maturities typically offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities. In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or "call" the obligation. In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields.

Credit Risk. Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions. The value of a fixed income security also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments. In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes. Municipal obligations may be insured as to principal and interest payments. If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected. In the case of an insured bond, the bond’s rating will be deemed to be the higher of the rating assigned to the bond’s issuer or the insurer.

Risk Associated with Limited Issuance. Under the Act the ability of municipalities to issue Build America Bonds expired on December 31, 2010 and there can be no certainty as to whether future legislation will be enacted that would again permit such issuance. Since the enactment of the Act, approximately $180 billion in Build America Bonds has been issued by municipalities. Given the limited issuance of Build America Bonds, they may not be actively traded. In addition, illiquidity may negatively affect the value of the bonds.

Risks of Principal Only Investments. Principal only investments entitle the holder to receive par value of such investment if held to maturity. The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. The Fund will accrue income on these investments and is required to distribute that income each year. The Fund may be required to sell securities to obtain cash needed for such income distributions.

Tax Risk. Income from tax-exempt municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service, or non-compliant conduct of a bond issuer.

Risks Associated with Quantitative Management. The Fund relies on its investment adviser to achieve its investment objective. The investment adviser uses quantitative investment techniques and analyses in making investment decisions for the Fund, but there can be no assurance that these will achieve the desired results. The Fund's strategy is highly dependent on quantitatively-based pricing theories and valuation models that generally have not been independently tested or otherwise reviewed.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance
Performance history will be available for the Fund after the Fund has been in operation for one calendar year.